13. WARRANTS (Details) (USD $)	3 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2013 Warrant [Member] 0.10 [Member]
Number outstanding	0.10					2,187,101
Weighted average remaining contractual life	4 years 1 month 13 days					4 years 4 months 13 days
Weighted average exercise price	$ 0.1	$ 0.1	$ 0.10			$ 0.10
Number exercisable	2,187,101					2,187,101
Weighted average exercise price exercisable	$ 0.10					$ 0.10